Commitments and Guarantees - Contractual Amounts of Credit-Related Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Unfunded credit facilities	$ 28,951	$ 26,488
Indemnified securities financing	342,337	381,817
Standby letters of credit	$ 2,985	$ 3,158